Subsequent Event (Details) (Liberty, USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Liberty
Subsequent Event [Line Items]
Subsequent event dividend to parent	$ 50	$ 183